Impairment Charges (Components of Fair Values In Relation to Their Respective Carrying Values) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) reporting_unit	Dec. 31, 2019 USD ($) reporting_unit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 1,388.8	$ 1,406.3
Terminal Values Long-term Growth Rate for Debt-Free Cash Flow	3.00%	3.00%
Less than 50%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 97.2	$ 26.0
10-year Compound Annual Growth Rate Range for Sales	2.10%
Terminal Values Long-term Growth Rate for Debt-Free Cash Flow	3.00%	3.00%
Discount Rate Ranges	9.00%
50% - 100%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 916.3	$ 855.9
Terminal Values Long-term Growth Rate for Debt-Free Cash Flow	3.00%	3.00%
101% - 300%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 247.7	$ 400.9
Terminal Values Long-term Growth Rate for Debt-Free Cash Flow	3.00%	3.00%
301% - 600%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 127.6	$ 123.5
10-year Compound Annual Growth Rate Range for Sales	6.70%
Terminal Values Long-term Growth Rate for Debt-Free Cash Flow	3.00%	3.00%
Discount Rate Ranges	9.00%
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
10-year Compound Annual Growth Rate Range for Sales	1.60%	1.30%
Discount Rate Ranges	8.50%	7.50%
Minimum | 50% - 100%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value over Carrying Value divided by Carrying Value (as a percent)	50.00%	50.00%
10-year Compound Annual Growth Rate Range for Sales	2.00%
Discount Rate Ranges	9.00%	8.50%
Minimum | 101% - 300%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value over Carrying Value divided by Carrying Value (as a percent)	101.00%	101.00%
10-year Compound Annual Growth Rate Range for Sales	1.60%	1.30%
Discount Rate Ranges	8.50%	7.50%
Minimum | 301% - 600%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value over Carrying Value divided by Carrying Value (as a percent)	301.00%	301.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
10-year Compound Annual Growth Rate Range for Sales	6.70%	11.10%
Discount Rate Ranges	10.00%	9.50%
Maximum | Less than 50%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value over Carrying Value divided by Carrying Value (as a percent)	50.00%	50.00%
10-year Compound Annual Growth Rate Range for Sales		5.80%
Discount Rate Ranges		8.00%
Maximum | 50% - 100%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value over Carrying Value divided by Carrying Value (as a percent)	100.00%	100.00%
10-year Compound Annual Growth Rate Range for Sales	3.60%	3.80%
Discount Rate Ranges	10.00%	9.50%
Maximum | 101% - 300%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value over Carrying Value divided by Carrying Value (as a percent)	300.00%	300.00%
10-year Compound Annual Growth Rate Range for Sales	1.70%	5.50%
Discount Rate Ranges	9.50%	8.00%
Maximum | 301% - 600%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value over Carrying Value divided by Carrying Value (as a percent)	600.00%	600.00%
10-year Compound Annual Growth Rate Range for Sales		11.10%
Discount Rate Ranges		8.50%
Work Furniture
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of reporting units tested for goodwill impairment | reporting_unit	1
Fair values of reporting units in excess of carrying amount (as a percent) (at least)	25.00%	126.00%
Bedding
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 856.8
Number of reporting units tested for goodwill impairment | reporting_unit	2	2
Fair values of reporting units in excess of carrying amount (as a percent) (at least)	65.00%	80.00%
Aerospace Products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 59.5
Fair values of reporting units in excess of carrying amount (as a percent) (at least)	51.00%	139.00%
Hydraulic Cylinders group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of reporting units tested for goodwill impairment | reporting_unit		1
Fair values of reporting units in excess of carrying amount (as a percent) (at least)		29.00%